Supplement dated October 19, 2018
to the Statement of Additional Information (the "SAI"), dated October 1, 2018, for the following funds:
Fund
Columbia Funds Series Trust II
Columbia Dividend Opportunity Fund
Columbia Global Equity Value Fund
Columbia Global Infrastructure Fund
Effective immediately, the information for the following funds under the subsection "The Investment Manager and Subadvisers – Portfolio Managers" in the "Investment Management and Other Services" section of the SAI is hereby superseded and replaced with the following:
		Other accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending February 28 – Information is as of February 28, 2018, unless otherwise noted
Global Equity Value Fund	Fred Copper	3 RICs 1 PIV 6 other accounts	$1.36 billion $113.57 million $28.95 million	None	$10,001- $50,000(b)	Columbia Management	Columbia Management
	Melda Mergen	4 RICs 13 other accounts	$1.74 billion $521.68 million	None	None
	Peter Schroeder	1 RIC 3 other accounts	$0.00 $0.59 million	None	$10,001- $50,000(b)
For Funds with fiscal year ending April 30 – Information is as of April 30, 2018, unless otherwise noted
Global Infrastructure Fund	Craig Leopold	11 other accounts	$3.51 million	None	$50,001- $100,000(a) $10,001- $50,000(b)	Columbia Management	Columbia Management
	Tiffany Wade	4 other accounts	$0.39 million	None	$10,001- $50,000(b)
For Funds with fiscal year ending May 31 – Information is as of May 31, 2018, unless otherwise noted
Dividend Opportunity Fund	David King	4 RICs 7 other accounts	$4.97 billion $111.16 million	None	Over $1,000,000(a)	Columbia Management	Columbia Management
	Yan Jin	4 RICs 8 other accounts	$4.97 billion $95.92 million	None	$100,001 – $500,000(a)
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)	Excludes any notional investments.
(b)	Notional investments through a deferred compensation account.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP915_00_029_(10/18)